Condensed Consolidated Statement of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (44,385)	$ (23,601)	$ (61,348)	$ (25,646)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization of property and equipment	154	138	279	300
Reduction in the carrying amount of right-of-use assets	239
Stock-based compensation expense	4,039	1,800	4,913	2,898
Loss on disposal of fixed assets			13	6
Extinguishment of debt		181	181
Amortization of premium on short-term investments	(20)
Non cash interest expense	152	53	219	294
Premium of end of term payment				12
Prepaid expenses and other long-term assets
Accounts receivable	12	(19)	(21)	(8)
Prepaid expenses and other current assets	(2,828)	(1,171)	(2,186)	311
Deposits			22
Prepaid expenses and other long-term assets	11	(116)	(11)
Accounts payable	1,961	1,328	1,480	(38)
Accrued expenses and other current liabilities	(433)	343	3,032	637
Deferred rent, short term	(14)	(42)	2
Deferred rent and other long term liabilities			(284)	133
Operating lease liabilities	(280)
Deferred revenue	13	(123)	(273)	(3,450)
Net cash used in operating activities	(41,379)	(21,229)	(53,982)	(24,551)
Cash flows from investing activities:
Acquisition of property and equipment	(13)	(46)	(65)	(116)
Capitalized software development costs		(57)	(427)
Purchases of short-term investments	(14,974)
Proceeds from maturities of short-term investments	10,000
Net cash used in investing activities	(4,987)	(103)	(492)	(116)
Cash flows from financing activities:
Proceeds from note payable	10,000	5,000	5,000	2,000
Proceeds from issuance of preferred stock, net issuance costs		109,681	109,681
Payment of debt issuance costs		(74)	(74)	(21)
Payment of premium on note payable		(26)	(26)
Repayment of principal on note payable		(2,000)	(2,000)
Proceeds from exercise of stock options	105		264	19
Net cash provided by financing activities	10,105	112,581	112,845	1,998
Net increase (decrease) in cash, cash equivalents, and restricted cash	(36,261)	91,249	58,371	(22,669)
Cash, cash equivalents, and restricted cash at beginning of period	77,204	18,833	18,833	41,502
Cash, cash equivalents, and restricted cash at end of period	40,943	110,082	77,204	18,833
Supplemental Cash Flow Information [Abstract]
Cash paid for income taxes				15
Cash paid for interest	181	39	217	20
Noncash investing and financing activities:
Purchase of property and equipment included in accounts payable and accrued expenses	10	7	7	18
Common stock warrants issued related to note payable		268	268	$ 75
Redemption value of Series D preferred stock	2,893	55,877	58,649
Dividends accrued for Series D preferred stock	$ 5,785	$ 1,115	$ 6,660